COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
29.	COMMITMENTS AND CONTINGENCIES

(a) Operating lease commitments

From January 1, 2008, Jiangxi Jinko leased buildings and land use rights from Desun, under a non-cancelable operating lease expiring in January 2018. In addition, the Group also leased office buildings for its offices under non-cancelable operating lease from third parties.

Future minimum obligations for operating leases are as follows:

Year ending December 31,	RMB
2015	40,382,075
2016	34,393,922
2017	24,841,222
2018	19,690,678
2019	9,232,745
Thereafter	50,162,791
Total	178,703,433

Rental expense under all operating leases were RMB8,588,661 RMB9,385,783 and RMB 22,285,551 for the years ended December 31, 2012, 2013 and 2014, respectively.

(b) Capital commitments

The Group entered into several purchase agreements and supplementary agreements with certain suppliers to acquire machineries to be used in the manufacturing of its products. The Group's total future payments under these purchase agreements amounted to RMB475 million as of December 31, 2014.

(c) Contingencies

In the opinion of management, as confirmed by its legal counsel, as of December 31, 2013, the ownership structure of the Group is in compliance with all existing PRC laws and regulations. It is also in the opinion of management that potential losses arising from the ownership structure based on current regulatory environment is remote. However, the Company cannot be assured that the PRC government authorities will not take a view contrary to the opinion of management. In addition, there may be changes and other developments in the PRC laws and regulations or their interpretations. If the current ownership structure of the Group was found to be not in compliance with any existing or future PRC laws or regulations, the Group may be required to restructure its ownership structure and operations in the PRC to comply with current or new PRC laws and regulations.

On October 11, 2011, JinkoSolar was named as a defendant in a putative shareholder class action lawsuit filed in the United States District Court for the Southern District of New York captioned Marco Peters v. JinkoSolar Holding Co., Ltd., et al., Case No. 11-CV-7133 (S.D.N.Y.) (the “U.S. Securities Action”). In addition to JinkoSolar, the complaint also named as defendants Xiande Li, Kangping Chen, Xianhua Li, Wing Koen Siew, Haitao Jin, Zibin Li, Stephen Markscheid, Longgen Zhang (the “Individual Defendants”), and the underwriters of our initial public offering in May 2010. The plaintiff in the U.S. Securities Action sought to represent a class of all purchasers and acquirers of ADSs of JinkoSolar between May 13, 2010 and September 21, 2011, inclusive. The plaintiff alleged that the defendants violated Sections 11 and 12(a)(2) of the Securities Act and Section 10(b) of the Exchange Act by making material misstatements or failing to disclose material information regarding, among other things, JinkoSolar's compliance with environmental regulations at its Haining facility. The complaint also asserted claims against the Individual Defendants for control person liability under Section 15 of the Securities Act and Section 20(a) of the Exchange Act. The complaint sought, among other things, certification of the putative class, unspecified compensatory damages (including interest), and costs and expenses incurred in the action. On March 19, 2012, the court entered an order appointing lead plaintiffs in the U.S. Securities Action.

On June 1, 2012, the court-appointed lead plaintiffs filed an amended complaint (the “Amended Complaint”) asserting similar allegations and the same causes of action as in the original complaint and naming one additional underwriter as a defendant. On January 22, 2013, the District Court issued a Memorandum and Order dismissing the Amended Complaint as against all defendants. The plaintiff appealed the District Court's Order to the United States Court of Appeals for the Second Circuit, which issued an order on July 31, 2014 vacating the District Court's Order and remanding the case to the District Court for further proceedings.  Defendants filed a further motion to dismiss the amended complaint, which remains pending before the District Court. The Company is unable to reliably estimate the probability of prevailing in the case and the scope of any liabilities.

In July 2008, the Company entered into a long-term supply agreement with Wuxi Zhongcai, a producer of virgin polysilicon materials. The Company provided a prepayment of RMB95.6 million pursuant to such contract. Wuxi Zhongcai subsequently halted production as a result of the adverse changes in the polysilicon market. In February 2013, the Company sued Wuxi Zhongcai in Shangrao City Intermediate People's Court for the refund of the outstanding balance of our prepayment of RMB93.2 million after deducting delivery made to the Company by an affiliate of Wuxi Zhongcai. In January 2013, the Company notified Wuxi Zhongcai to terminate our long-term supply agreement. In February 2013, Wuxi Zhongcai sued the Company in Shanghai Pudong New Area People's Court for approximately RMB2.7 million for breaching the contract by failing to make allegedly required payments. The Company considered the recovery of the RMB93.2 million unlikely as a result of the polysilicon market conditions, the mutually alleged claims and the adverse developments in the operations of Wuxi Zhongcai and recorded provisions of RMB93.2 million for the balance of our prepayment to Wuxi Zhongcai. As of the date of this report, these suits are still pending. The Company is unable to reliably estimate the probability of prevailing in the case and the scope of any liabilities.

(d) Guarantees

In July 2014, JinkoSolar Power entered into preferred share agreements with certain investors for the issuance of redeemable convertible preferred shares to such investors. Pursuant to the investment agreement, the investors may request the Company and WWG Investment to redeem preferred shares at their option if a qualified IPO or Sale fails to occur within a prescribed time periods. In substance, the redemption of series A preferred shares was guaranteed by the Company.